Note 8 - Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 8. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of June 30, 2016 and September 30, 2015 consist of the following:

	June 30, 2016	September 30, 2015
Legal	$1,663,000	$807,000
Audit	200,000	552,000
Telecommunications	222,000	201,000
Data services	291,000	384,000
Regulatory	433,000	640,000
Settlements	794,000	817,000
Contingent consideration payable	457,000	534,000
Other	1,877,000	2,667,000
Total	$5,937,000	$6,602,000

NOTE 9. ACCOUNTS PAYABLE AND OTHER ACCRUED EXPENSES

Accounts payable and other accrued expenses as of September 30, 2015 and 2014, consist of the following:

	September 30,
	2015	2014
Federal and state income tax liabilities	$—	$732,000
Legal	807,000	911,000
Audit	552,000	294,000
Telecommunications	201,000	240,000
Data Services	384,000	387,000
Regulatory	640,000	838,000
Settlements	817,000	440,000
Deferred rent	33,000	160,000
Contingent consideration payable	534,000	—
Other	2,634,000	1,634,000
Total	$6,602,000	$5,636,000